T. ROWE PRICE U.S. Limited Duration TIPS Index Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  99.0%
U.S. Treasury Obligations  99.0%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28  2,803 2,849
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29  16,603 17,329
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28  54,096 57,162
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29  33,476 36,403
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  152,500 151,237
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  65,545 63,264
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  141,241 135,933
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  138,826 132,172
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  130,360 127,625
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  38,815 38,757
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  98,997 98,328
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  98,705 98,717
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  40,084 39,999
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30 (1) 175,843 176,379
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  152,828 153,765
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  231,285 235,070
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  165,495 169,516
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  168,608 172,132
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  289,672 299,425
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  203,764 212,058
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $2,370,313) 2,418,120
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.73% (2)(3) 13,519 13,519
Total Short-Term Investments (Cost $13,519) 13,519
Total Investments in Securities 99.6%
(Cost $2,383,832) $ 2,431,639
Other Assets Less Liabilities 0.4% 10,502
Net Assets 100.0% $ 2,442,141

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 370 U.S. Treasury Notes five year contracts 6/26 40,752 $ 156
Short, 79 U.S. Treasury Notes two year contracts 6/26 (16,533) (19)
Short, 147 Ultra U.S. Treasury Notes ten year
contracts 6/26 (17,160) (92)
Net payments (receipts) of variation margin to date (27)
Variation margin receivable (payable) on open futures contracts $ 18

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ —# $ — $ 253+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 13  ¤  ¤ $ 13,519^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $253 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,519.

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. Limited Duration
TIPS Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
U.S. Government Agency
Obligations (Excluding
Mortgage-Backed) $ — $ 2,418,120 $ — $ 2,418,120
Short-Term Investments 13,519 — — 13,519
Total Securities 13,519 2,418,120 — 2,431,639
Futures Contracts* 156 — — 156
Total $ 13,675 $ 2,418,120 $ — $ 2,431,795
Liabilities
Futures Contracts* $ 111 $ — $ — $ 111
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1367-054Q3 02/26